Decommissioning Liabilities - Schedule of Reconciliation of the Decommissioning Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of year	$ 8,449	$ 7,543
Acquisitions	12,483
Liabilities incurred	27
Change in estimates	(5,801)
Accretion expense	2,286	906
Balance, end of year	$ 17,444	$ 8,449